UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tennenbaum Capital Partners, LLC
Address: 2951 28th Street, Suite 1000
         Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hugh Steven Wilson
Title:   Managing Partner
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

  /s/ Hugh Steven Wilson        Santa Monica, California           May 15, 2007
--------------------------    ------------------------------     ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     52
Form 13F Information Table Value Total:     $1,332,563
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                           VALUE     SHRS OR     SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER     TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT     PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED  NONE
           --------------     --------------   -----      --------   -------     ---  ----  ---------- --------  ----   ------  ----
AVNET INC                     DBCV 2.000% 3/1  053807AL7   25,133      21,000,000 PR          SOLE              21,000,000
ATHEROGENICS INC              NOTE 4.500% 9/0  047439AB0    5,049       6,259,000 PR          SOLE               6,259,000
BALLY TOTAL FITNESS HLDG COR  COM              05873K108      263(1)      574,371 SH          SOLE                 574,371
BOOKHAM INC                   COM              09856E105    5,481       2,414,500 SH          SOLE               2,414,500
BORDERS GROUP INC             COM              099709107    1,021          50,000 SH   CALL   SOLE                  50,000
CHESAPEAKE ENERGY CORP        COM              165167107    2,081          67,400 SH          SOLE                  67,400
CHARMING SHOPPES INC          NOTE 4.750% 6/0  161133AC7   41,167      31,000,000 PR          SOLE              31,000,000
CIBER INC                     SDCV 2.875%12/1  17163BAB8   31,887      33,386,000 PR          SOLE              33,386,000
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0  207142AH3    4,375       5,000,000 PR          SOLE               5,000,000
CVS CORP                      COM              126650100   11,949         350,000 SH   CALL   SOLE                 350,000
DELTA & PINE LD CO            COM              247357106   23,534         571,212 SH          SOLE                 571,212
DOLLAR GEN CORP               COM              256669102   34,126       1,613,500 SH          SOLE               1,613,500
FINISAR                       NOTE 5.250%10/1  31787AAC5   35,061      34,974,000 PR          SOLE              34,974,000
FLEETWOOD ENTERPRISES INC     COM              339099103   22,286       2,817,400 SH          SOLE               2,817,400
GIANT INDS INC                COM              374508109   47,440         627,100 SH          SOLE                 627,100
HARLAND JOHN H CO             COM              412693103   36,138         705,400 SH          SOLE                 705,400
ICOS CORP                     NOTE 2.000% 7/0  449295AB0   99,602      99,972,000 PR          SOLE              99,972,000
INCYTE CORP                   NOTE 3.500% 2/1  45337CAE2    2,197       2,500,000 PR          SOLE               2,500,000
INCYTE CORP                   NOTE 3.500% 2/1  45337CAF9   12,918      14,200,000 PR          SOLE              14,200,000
ISIS PHARMACEUTICALS INC      COM              464330109      464          50,100 SH   CALL   SOLE                  50,100
ISOLAGEN INC                  NOTE 3.500%11/0  46488NAB9    6,983       8,600,000 PR          SOLE               8,600,000
IVAX CORP                     4.500% - 05/2008 465823AG7   15,453      15,328,000 PR          SOLE              15,328,000
JDS UNIPHASE CORP             NOTE 11/1        46612JAB7   25,350      27,585,000 PR          SOLE              27,585,000
JDS UNIPHASE CORP             NOTE 1.000% 5/1  46612JAD3   13,898      16,500,000 PR          SOLE              16,500,000
LEVEL 3 COMMUNICATIONS INC    NOTE 6.000% 9/1  52729NAG5   33,465      34,500,000 PR          SOLE              34,500,000
MACDERMID INC                 COM              554273102   18,192         521,700 SH          SOLE                 521,700
MGI PHARMA INC                NOTE 1.682% 3/0  552880AB2   13,976      20,000,000 PR          SOLE              20,000,000
MIDWAY GAMES INC              NOTE 6.000% 9/3  598148AB0    7,200       7,500,000 PR          SOLE               7,500,000
NOVELIS INC                   COM              67000X106   58,463       1,325,400 SH          SOLE               1,325,400
NOVELIS INC                   COM              67000X106      728          16,500 SH   CALL   SOLE                  16,500
OSI PHARMACEUTICALS INC       NOTE 3.250% 9/0  671040AD5   31,198      31,500,000 PR          SOLE              31,500,000
ON SEMICONDUCTOR CORP         NOTE 4/1         682189AE5    8,116       7,500,000 PR          SOLE               7,500,000
OWENS CORNING NEW             COM              690742101  143,488       4,503,690 SH          SOLE               4,503,690
PEMCO AVIATION INC            COM              706444106    5,778         675,750 SH          SOLE                 675,750
PILGRIMS PRIDE CORP           COM              721467108   29,871         900,000 SH   CALL   SOLE                 900,000
PRIDE INTL INC DEL            NOTE 3.250% 5/0  74153QAD4   31,539      25,000,000 PR          SOLE              25,000,000
QUANTUM CORP                  NOTE 4.375% 8/0  747906AE5   30,104      31,653,000 PR          SOLE              31,653,000
REALNETWORKS INC              NOTE 7/0         75605LAB0   22,723      22,060,000 PR          SOLE              22,060,000
REALOGY CORP                  COM              75605E100   41,285       1,394,300 SH          SOLE               1,394,300
SFBC INTL INC                 NOTE 2.250% 8/1  784121AB1   21,451      22,100,000 PR          SOLE              22,100,000
TANOX INC                     COM              87588Q109   39,899       2,126,800 SH          SOLE               2,126,800
TEVA PHARMACEUTICAL FIN II L  DBCV 0.500% 2/0  88164RAA5   19,517      18,000,000 PR          SOLE              18,000,000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0  88163VAE9   39,243      40,015,000 PR          SOLE              40,015,000
TNS INC                       COM              872960109   14,079         875,000 SH          SOLE                 875,000
USI HLDGS CORP                COM              90333H101   30,737       1,824,150 SH          SOLE               1,824,150
UTSTARCOM INC                 NOTE 0.875% 3/0  918076AB6   32,849      33,069,000 PR          SOLE              33,069,000
VALEANT PHARMACEUTICALS INTL  NOTE 3.000% 8/1  91911XAB0   28,641      31,100,000 PR          SOLE              31,100,000
VALEANT PHARMACEUTICALS INTL  COM              91911X104    8,645         500,000 SH   CALL   SOLE                 500,000
VISHAY INTERTECHNOLOGY INC    NOTE 3.625% 8/0  928298AF5   44,424      44,100,000 PR          SOLE              44,100,000
WITNESS SYS INC               COM              977424100    1,981          73,500 SH          SOLE                  73,500
YAHOO INC                     FRNT 4/0         984332AB2   42,456      27,500,000 PR          SOLE              27,500,000
YELLOW ROADWAY CORP           NOTE 5.000% 8/0  985577AA3   28,659      22,000,000 PR          SOLE              22,000,000

Note to Form 13F Information Table

(1)   Position is restricted and the market value is reduced by a haircut.